Related Party Transactions - Summary of Key Management Personnel Compensation (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	£ 5	£ 6
Retirement benefits	1	1
Share-based payment costs	4	7
Total	£ 10	£ 14